Deposits for Property and Equipment	12 Months Ended
Jun. 30, 2023
Deposits of Property and Equipment Disclosure [Abstract]
DEPOSITS FOR PROPERTY AND EQUIPMENT

10. DEPOSITS FOR PROPERTY AND EQUIPMENT

Deposits for property and equipment consisted of the following:

	June 30, 2023	June 30, 2022
Deposits for mining equipment	$59,073,377	$66,244,707
Less: impairment of deposits for mining equipment	(54,423,377)	(2,561,110)
	$4,650,000	$63,683,597

The deposits for mining equipment was mainly for the deposits for digital asset miners as the Company planned to launch its blockchain business. As of June 30, 2023, 2022, and 2021, certain vendors from suffered adverse impact from COVID-19 pandemic and worldwide economic recession and could not deliver miners on time, accordingly the Company accrued impairment of  $54,423,377, $2,561,110 and $ nill.